Events after the Reporting Period - Additional Information (Detail) € in Millions, ₩ in Millions, $ in Millions	Feb. 25, 2020 KRW (₩)	Jan. 17, 2020 USD ($)	Jan. 17, 2020 EUR (€)	Dec. 31, 2019 KRW (₩)
Disclosure of non-adjusting events after reporting period [line items]
Non guaranteed bonds issued | €			€ 500
Repayment of convertible preferred stock	₩ 160,000
Guarantee arrangement payment				₩ 149,200
Repayment of principal funds				₩ 534,600
Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Non guaranteed bonds issued | $		$ 440
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Non guaranteed bonds issued | $		$ 500